Stock Options Other Stock Option Information (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost for stock options	$ 1,087,000	$ 1,213,000	$ 1,327,000
Weighted average grant date fair value	$ 4	$ 4	$ 2
Total intrinsic value of options exercised	259,000	975,000	65,000
Grant date fair value of options exercised	312,000	482,000	57,000
Cash received from options exercises	1,630,000	1,760,000	158,000
Tax benefit realized for option exercises	$ 37,000	$ 227,000	$ 21,000